TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
Summary of trade and loan receivables

	2025	2024

Trade receivables	1,768,862	1,168,243
Credit card receivables (*)	3,424,248	1,635,576
Buy now pay later (“BNPL”) receivables (**)	1,003,002	2,656,284
Receivables from suppliers (***)	466,390	453,953
Short term loan receivables	500,517	1,182,493
Long term loan receivables	26,751	114,655
Less: Provision for impairment of loan receivables	(201,874)	(195,731)
Less: Provision for impairment of trade receivables(****)	(721,875)	(296,469)

	6,266,021	6,719,004

(*)Credit card receivables are due from banks and they are collectable in 54 days on average (2024: in 38 days on average) whereas they are collected in 19 days on average (2024: are collected in 19 days) if the Company elects to pay a fee to the banks.

(**)The Group’s average maturity of its outstanding BNPL receivables is 64 days (2024: 85 days).

(***)The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade and other receivables.

(****)Provision for impairment of trade receivables is arisen from trade receivables and BNPL. The portion of BNPL receivables in provision for impairment of trade receivables is TRY541,004 as of 31 December 2025 (2024: TRY 217,750).

Schedule of movements in provision for impairment of trade receivables

	2025	2024

1 January	296,469	117,376
Additions during the year	552,651	338,403
Collections	(7,389)	(14,436)
Unused amount reversed	—	(79,715)
Monetary gain	(119,856)	(65,159)

31 December	721,875	296,469

Schedule of movements in provision for impairment of loan receivables

	2025	2024

1 January	195,731	—
Additions during the year	301,312	209,609
Collections	—	(813)
Unused amount reversed	(219,613)	—
Monetary gain	(75,556)	(13,065)

31 December	201,874	195,731

Summary trade payables and payables to merchants

	2025	2024

Payables to retail suppliers and service providers (*)	15,106,017	11,342,600
Payables to merchants (**)	10,773,476	8,256,892

	25,879,493	19,599,492

(*)As of 31 December 2025, payables arising from supplier and merchant financing arrangements, included in payables to retail suppliers and service providers, amounts to TRY161,327 thousand (2024: TRY374,356 thousand).

(**)Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.